PREPAYMENTS AND OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

7.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$

Receivables from third party payment service providers	504	510
Utility and service deposits	630	4,560
Deferred expense*	1,640	1,069
Loans to third parties	1,259	2,144
Deductible value-added input tax	3,535	3,263
Derivative assets	—	2,039
Others	742	703
Prepayments and other current assets	8,310	14,288

* Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.